Consolidated statement of profit or loss and other comprehensive loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Revenue	€ 4,495	€ 2,042	€ 416
Courier costs	(2,517)	(727)	(70)
Order processing costs	(406)	(193)	(41)
Staff costs	(890)	(417)	(112)
Other operating expenses	(1,164)	(655)	(234)
Depreciation, amortisation and impairment	(443)	(174)	(35)
Operating loss	(925)	(124)	(76)
Share of results of associates and joint ventures	(62)	(16)	0
Finance income	23	3	0
Finance expense	(75)	(30)	(16)
Other gains and losses	2	2	6
Loss before income tax	(1,037)	(165)	(86)
Income tax benefit / (expense)	8	(5)	(35)
Loss for the period	(1,029)	(170)	(121)
Items that will not be reclassified subsequently to profit or loss:
Fair value gain / (loss) on investments in equity instruments through OCI	0	323	0
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation gain / (loss) related to foreign operations, net	717	(357)	16
Other comprehensive income / (loss) income for the period	717	(34)	16
Total comprehensive loss for the period	(312)	(204)	(105)
Loss attributable to:
Owners of the Company	(1,016)	(170)	(121)
Non-controlling interest	(13)	0	0
Total comprehensive loss attributable to:
Owners of the Company	(299)	(204)	(105)
Non-controlling interest	€ (13)	€ 0	€ 0
Loss per share (expressed in € per share)
Basic loss per share	€ 5.53	€ (1.21)	€ (2.08)
Diluted loss per share	€ 5.53	€ (1.21)	€ (2.08)